N-4	Jul. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Jul. 31, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I
The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Advisory Retirement Income Annuity | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I
The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Advisory Retirement Income Annuity - New York | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II